Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employee future benefits (Note 23)	$ 259	$ 66
Supplemental Executive Retirement Plan ("SERP")	165	155
RECs (Note 8)	112	106
Other investments	86	66
Deferred compensation plan	42	36
Operating leases (Note 15)	40	40
Derivatives	40	4
Other	119	105
Other assets	955	670
Belize Electricity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	80	80
Wataynikaneyap Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	$ 12	$ 12